Acquisition - Narrative (Details) - USD ($)		1 Months Ended	5 Months Ended	6 Months Ended
	Feb. 14, 2024	Feb. 13, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023
Business Acquisition [Line Items]
Cash consideration paid		$ 0	$ 204,154,000		$ 0
Senior Secured Term Loan [Member] | Senior Notes [Member]
Business Acquisition [Line Items]
Senior secured term loan period				5 years
Cash deposit			$ 18,800,000	$ 18,800,000
Sable-EM Purchase Agreement [Member]
Business Acquisition [Line Items]
Purchase consideration as per Sable-EM Purchase Agreement	$ 625,000,000
Senior secured term loan period	5 years
Cash consideration paid	$ 204,154,000
Transaction cost	1,500,000
Sable-EM Purchase Agreement [Member] | Additional Paid-in Capital [Member]
Business Acquisition [Line Items]
Adjustment to additional paid in capital business acquisition costs	22.9
Sable-EM Purchase Agreement [Member] | General and administrative expenses [Member]
Business Acquisition [Line Items]
Transaction cost	49,100,000
Business combination, acquisition related costs	$ 24.7